Cover	Mar. 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 20, 2025
Entity Registrant Name	TITAN MACHINERY INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33866
Entity Tax Identification Number	45-0357838
Entity Address, Address Line One	644 East Beaton Drive
Entity Address, City or Town	West Fargo
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58078
City Area Code	(701)
Local Phone Number	356-0130
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	TITN
Security Exchange Name	NASDAQ
Entity Central Index Key	0001409171
Amendment Flag	false